Commitments and Contingencies - Rent Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Rent expense under operating leases	$ 1.6	$ 1.6	$ 0.9